Equity Accounted Investees - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands					12 Months Ended
	Oct. 22, 2018	Jan. 12, 2017	May 17, 2016	May 11, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Accounted Investees
Carrying value					€ 226,905	€ 219,009	€ 201,345	€ 76,728
Alkahest, Inc.
Equity Accounted Investees
Ownership (as a percent)					47.58%	47.58%
Carrying value					€ 28,336	€ 30,559
Albajuna Therapeutics, S.L.
Equity Accounted Investees
Ownership (as a percent)					30.00%	30.00%
Carrying value					€ 1,106	€ 1,956
Interstate Blood Bank, Inc.
Equity Accounted Investees
Ownership (as a percent)				49.19%	49.19%	49.19%
Carrying value					€ 29,595	€ 27,936	31,090
Bio Blood Components Inc.
Equity Accounted Investees
Ownership (as a percent)				48.97%	48.97%	48.97%
Carrying value					€ 38,223	€ 32,960	38,725
Plasma Biological Services, LLC
Equity Accounted Investees
Ownership (as a percent)				48.90%	48.90%	48.90%
Carrying value					€ 21,809	€ 23,010	25,890
Singulex, Inc.
Equity Accounted Investees
Ownership (as a percent)			19.33%		19.33%	19.33%
Carrying value					€ 19,256	€ 29,322	€ 43,329
GigaGen, Inc
Equity Accounted Investees
Ownership (as a percent)					43.96%	43.96%
Carrying value					€ 28,363	€ 29,047
Access Biologic Acquisition
Equity Accounted Investees
Ownership (as a percent)		49.00%			49.00%	49.00%
Carrying value					€ 47,742	€ 44,219
Aigues de Vilajuiga S.A.
Equity Accounted Investees
Ownership (as a percent)						50.00%
Plasmavita HealthCare
Equity Accounted Investees
Ownership (as a percent)					50.00%
Carrying value					€ 9,920
Mecwins, S.A
Equity Accounted Investees
Ownership (as a percent)	24.99%				24.99%
Carrying value					€ 2,555